CURRENT ASSETS AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
CURRENT ASSETS AND CURRENT LIABILITIES
CURRENT ASSETS AND CURRENT LIABILITIES

9. CURRENT ASSETS AND CURRENT LIABILITIES

Prepaid Expenses and Other

As at December 31, 2017, prepaid expenses and other assets primarily includes unrealized gains on foreign exchange forward contracts of $0.7 million (2016 — $1.5 million), and prepaid insurance premiums of $0.6 million (2016 — $0.5 million).

Deferred Revenue

Deferred revenue relates to prepaid and unearned revenue received from tenants and fluctuates with the timing of rental receipts.

Accounts Payable and Accrued Liabilities

As at December 31,	2017	2016

Accounts payable	$5,676	$5,660
Accrued salaries, incentives and severance	4,304	5,161
Accrued interest payable	6,016	5,201
Accrued construction payable	12,622	1,922
Accrued professional fees	2,434	2,283
Accrued employee unit-based compensation	3,416	1,474
Accrued trustee/director unit-based compensation	1,367	6,568
Accrued property operating costs	3,110	499
Other accrued liabilities	4,397	2,697

	$43,342	$31,465